Share-based compensation expenses - Additional information (Details) $ / shares in Units, ¥ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2017	Dec. 31, 2019 CNY (¥) shares	Jun. 30, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Share-based compensation expenses
Weighted average remaining contractual years of options outstanding					2 years 11 months 1 day	2 years 11 months 1 day
Weighted average remaining contractual years of share options expected to be vested					6 years	6 years
Share based compensation expenses, unrecognized | ¥					¥ 0
Deemed dividends					17	$ 2,000	¥ 42	¥ 171
Share-based compensation expenses					¥ 6,578	$ 954,000	¥ 17,357	¥ (4,329)
Vesting rights for each quarter from first quarter 2018 to fourth quarter 2020 (as a percent)					0.00%	0.00%
2012 Share Plan of RONG 360
Share-based compensation expenses
Vesting rights (as a percentage)					25.00%	25.00%
Term of options					10 years	10 years
2012 Share Plan of RONG 360 | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					4 years	4 years
2012 Share Plan of RONG 360 | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					7 years	7 years
Global Share Plan
Share-based compensation expenses
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares									$ 0.25		$ 0.24	$ 0.24	$ 0.28
Weighted average remaining contractual years of options outstanding					3 years 6 months 18 days	3 years 6 months 18 days	4 years 6 months 7 days	5 years 6 months 10 days	6 years 6 months 14 days
Options exercised (in shares)					99,500	99,500		663,508
Aggregate intrinsic value of options outstanding | $									$ 2,829,000		$ 54,000	$ 26,000	$ 176,000
Outstanding share options					7,360,330				8,280,229		7,360,330	7,460,250	7,505,477
Deemed dividends | ¥					¥ 0		¥ 0	¥ 0
Aggregate grant date fair value of modified option | $									$ 17,000	$ 4,776,000
Term of options					10 years	10 years
Global Share Plan | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					1 year	1 year
Global Share Plan | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					7 years	7 years
Global Share Plan | Non-platform business
Share-based compensation expenses
Share-based compensation expense reversed | ¥					¥ 706
Global Share Plan | Employees and non-employees
Share-based compensation expenses
Number shares authorized					7,360,330						7,360,330
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares											$ 0.24
Weighted average remaining contractual years of options outstanding					3 years 6 months 18 days	3 years 6 months 18 days
Options exercised (in shares)					7,359,910	7,359,910
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares											$ 0.24
Weighted average remaining contractual years of options exercisable					3 years 6 months 18 days	3 years 6 months 18 days
Share options expected to be vested					420						420
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares											$ 0.01
Aggregate intrinsic value of options outstanding | $											$ 54,000
Aggregate intrinsic value of options exercisable | $											54,000
Aggregate intrinsic value of options expected to be vested | $											$ 30.00
Outstanding share options					7,360,330						7,360,330
Global Share Plan | Employees of the Group's related parties for non-platform business
Share-based compensation expenses
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares											$ 0.44
Weighted average remaining contractual years of options outstanding					4 years 7 months 20 days	4 years 7 months 20 days
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares											$ 0.43
Weighted average remaining contractual years of options exercisable					4 years 6 months	4 years 6 months
Share options expected to be vested					126,544						126,544
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares											$ 0.56
Weighted average remaining contractual years of share options expected to be vested					5 years 9 months	5 years 9 months
Aggregate intrinsic value of options outstanding | $											$ 6,000
Aggregate intrinsic value of options exercisable | $											6,000
Aggregate intrinsic value of options expected to be vested | $											$ 0
Outstanding share options					1,251,302						1,251,302
Options exercisable					1,116,979						1,116,979
Global Share Plan | Group's employees | Non-platform business
Share-based compensation expenses
Outstanding share options					17,409,383						17,409,383
2017 Share Incentive Plan
Share-based compensation expenses
Number shares authorized					32,441,263						32,441,263
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares									$ 0.01		$ 0.01	$ 0.01	$ 0.01
Weighted average remaining contractual years of options outstanding					7 years 7 months 24 days	7 years 7 months 24 days	8 years 18 days	8 years 3 months	8 years 11 months 1 day
Options exercised (in shares)					603,464	603,464	50,000	275,315
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares											$ 0.01
Weighted average remaining contractual years of options exercisable					6 years 4 months 2 days	6 years 4 months 2 days
Share options expected to be vested					15,492,127						15,492,127
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares											$ 0.01
Weighted average remaining contractual years of share options expected to be vested					9 years	9 years
Aggregate intrinsic value of options outstanding | $									$ 10,190,000		$ 2,255,000	$ 1,056,000	$ 2,688,000
Aggregate intrinsic value of options exercisable | $											1,151,000
Aggregate intrinsic value of options expected to be vested | $											$ 1,077,000
Unrecognized share-based compensation expenses | ¥					¥ 4,133
Outstanding share options					32,441,263				17,389,885		32,441,263	25,438,655	18,933,057
Options exercisable					16,561,902						16,561,902
Share-based compensation expenses | ¥					¥ 5,628		¥ 14,959	¥ 4,312
Percentage of maximum number of shares available for issuance	2.00%
Performance obligation not be met		6,214,370
Recognized share-based compensation expense reversed | ¥		¥ 96,831
Fair value of modified performance conditions of shares options		6,214,370
Aggregate grant date fair value of modified option | ¥		¥ 25,838
Incremental value as share-based compensation expenses for vested awards | ¥		¥ 17,225		¥ 3,934
2017 Share Incentive Plan | Employees
Share-based compensation expenses
Vesting rights (as a percentage)	25.00%
Vesting rights immediately on vesting commencement date (as a percentage)	25.00%
2017 Share Incentive Plan | Non-employees
Share-based compensation expenses
Vesting rights (as a percentage)					33.00%	33.00%
Vesting rights immediately on vesting commencement date (as a percentage)					25.00%	25.00%
Term of options	10 years
2017 Share Incentive Plan | Non-employees | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					1 year	1 year
2017 Share Incentive Plan | Non-employees | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					4 years	4 years
2017 Share Incentive Plan | Employees of the Group's related parties for non-platform business
Share-based compensation expenses
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares											$ 0.01
Weighted average remaining contractual years of options outstanding					6 years 11 months 26 days	6 years 11 months 26 days
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares											0.01
Weighted average remaining contractual years of options exercisable					6 years 2 months 4 days	6 years 2 months 4 days
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares											$ 0.01
Deemed dividends | ¥					¥ 17		¥ 42	¥ 171
2017 Share Incentive Plan | Employees of the Group's related parties for non-platform business | Non-platform business
Share-based compensation expenses
Number shares authorized					886,844						886,844
Share options expected to be vested					280,874						280,874
Weighted average remaining contractual years of share options expected to be vested					8 years 6 months 25 days	8 years 6 months 25 days
Aggregate intrinsic value of options outstanding | $											$ 62,000
Aggregate intrinsic value of options exercisable | $											41,000
Aggregate intrinsic value of options expected to be vested | $											$ 20,000
Options exercisable					591,556						591,556
Amendment No. 1 to the Global Share Plan | Minimum
Share-based compensation expenses
Term of options			10 years
Amendment No. 1 to the Global Share Plan | Maximum
Share-based compensation expenses
Term of options			12 years